Schedule of average useful life by nature (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Average useful lives	9 years	9 years
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Average useful lives	13 years